Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 000	9 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments - participant loans	$ 2,884,682
Total Investments	80,617,453
Deemed distribution	$ 292,157
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 67,963,062
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,406,931
Investment, Identifier [Axis]: Alliance Bernstein | Alliance Bernstein Small & Mid Cap Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	343,022
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2030 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,647,097
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2035 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,668,735
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2040 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,409,209
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2045 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,074,214
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2050 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,477,905
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2055 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,323,966
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2060 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,190,318
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index 2065 K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	899,493
Investment, Identifier [Axis]: BlackRock | Blackrock Lifepath Index Retirement K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,693,613
Investment, Identifier [Axis]: Fidelity | Fidelity Govt Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26
Investment, Identifier [Axis]: Fidelity | Fidelity Govt Money Market K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	48,040
Investment, Identifier [Axis]: Hartford Mutual Funds | Hartford International Opportunities R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	659,274
Investment, Identifier [Axis]: Invesco Trust Company | Invesco Stable Value Fund, Class B1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,588,645
Investment, Identifier [Axis]: MFS Investment Management | MFS Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	608,776
Investment, Identifier [Axis]: Metropolitan Life Insurance Co | Metro West Total Return Bond Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	315,026
Investment, Identifier [Axis]: T. Rowe Price Funds | T. Rowe Price Blue Chip Growth I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,726,753
Investment, Identifier [Axis]: Vanguard Group | Vanguard 500 Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,902,531
Investment, Identifier [Axis]: Vanguard Group | Vanguard Extended Market Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,550,623
Investment, Identifier [Axis]: Vanguard Group | Vanguard Total Bond Market Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	345,933
Investment, Identifier [Axis]: Vanguard Group | Vanguard Total International Stock Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	784,622
Investment, Identifier [Axis]: William Blair & Company | William Blair Small-Mid Cap Growth R4 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,160,238
Investment, Identifier [Axis]: World Acceptance Corporation | Common stock, no par value (quoted at fair value)
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,314,712